Derivative Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Interest rate swap agreements
Fair value of cross currency swap agreement	$ (144,463)
United states dollar-denominated interest rate swaps 1 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	423,748
Fair value of cross currency swap agreement	(119,895)
Weighted-Average Remaining Term (Years)	25.1
Fixed Interest Rate (%)	4.90%
United states dollar denominated interest rate swaps 2 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	209,812
Fair value of cross currency swap agreement	(60,441)
Weighted-Average Remaining Term (Years)	7.2
Fixed Interest Rate (%)	6.20%
United states dollar denominated interest rate swaps 3 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	90,000
Fair value of cross currency swap agreement	(18,183)
Weighted-Average Remaining Term (Years)	6.7
Fixed Interest Rate (%)	4.90%
United states dollar denominated interest rate swaps 4 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	100,000
Fair value of cross currency swap agreement	(21,755)
Weighted-Average Remaining Term (Years)	5.0
Fixed Interest Rate (%)	5.30%
United states dollar denominated interest rate swaps 5 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	218,750
Fair value of cross currency swap agreement	(57,996)
Weighted-Average Remaining Term (Years)	17.0
Fixed Interest Rate (%)	5.20%
United states dollar denominated interest rate swaps 6 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	470,199
Fair value of cross currency swap agreement	159,603
Weighted-Average Remaining Term (Years)	25.1
Fixed Interest Rate (%)	4.80%
Euro denominated interest rate swaps [Member]
Interest rate swap agreements
Interest Rate Index	EURIBOR
Principal Amount	348,905
Fair value of cross currency swap agreement	$ (25,796)
Weighted-Average Remaining Term (Years)	12.5
Fixed Interest Rate (%)	3.10%